Deferred Tax - Schedule of Movements in Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	¥ (14,306)		¥ 5,633
Balance at ending	50,949	$ 6,980
Balance at ending (in Dollars)	50,949
Losses Available for Offsetting Against Future Taxable Profits [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	(5,623)		12,243
Balance at ending	37,817	5,181
Balance at ending (in Dollars)	37,817
Lease liabilities [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	1,300		85
Balance at ending	6,713	920
Balance at ending (in Dollars)	6,713
Contract Liabilities [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	2,896
Balance at ending	2,896	397
Balance at ending (in Dollars)	2,896
External Donation [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Deferred tax charged/(credited) to the statement of profit or loss during the year (note 11)	(12,879)		(6,695)
Balance at ending	3,523	$ 483
Balance at ending (in Dollars)	3,523
Restated [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	65,255		59,622
Balance at ending			65,255
Balance at ending (in Dollars)			65,255
Restated [Member] | Losses Available for Offsetting Against Future Taxable Profits [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	43,440		31,197
Balance at ending			43,440
Balance at ending (in Dollars)			43,440
Restated [Member] | Lease liabilities [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	5,413		5,328
Balance at ending			5,413
Balance at ending (in Dollars)			5,413
Restated [Member] | Contract Liabilities [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning
Balance at ending
Balance at ending (in Dollars)
Restated [Member] | External Donation [Member]
Schedule of Movements in Deferred Tax Assets [Line Items]
Balance at beginning	¥ 16,402		23,097
Balance at ending			16,402
Balance at ending (in Dollars)			¥ 16,402